General and Administrative Expenses	12 Months Ended
Dec. 31, 2021
Disclosure Of General And Administrative Expenses [Abstract]
General and Administrative Expenses

15.	GENERAL AND ADMINISTRATIVE EXPENSES
The following table summarizes the Company’s general and administrative expenses:

	Years ended December 31,
	2021 $	2020 $

Salaries, benefits and directors’ fees	4,215	4,475

Office and administration	2,470	1,360

Professional fees	2,410	1,073

Regulatory and filing fees	428	277

Travel	134	27

Investor relations	462	303

Depreciation	267	198

	10,386	7,713